Inventories (Details) - Schedule of Inventories - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Land	S/ 175,087	S/ 176,927
Work in progress - Real estate	117,341	164,514
Finished properties	75,085	78,048
Construction materials	49,403	58,621
Merchandise and supplies	80,051	80,142
Inventories, gross	496,967	558,252
Impairment of inventories	(8,641)	(6,252)
Inventories, net	S/ 488,326	S/ 552,000